Commitments and Contingencies - Schedule of Maturity of Lease Liabilities Under Operating Lease (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity of Lease Liabilities Under Operating Lease [Abstract]
2026	$ 51,000	$ 6,000
2027 and thereafter	8,000
Total lease payments	160,000	6,000
Amount of lease payments representing interest	(13,945)
Total present value of operating lease liabilities	$ 146,055	$ 6,000